Label	Element	Value
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	102.80%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $370.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $494.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.60%)
Pacer Swan SOS Flex (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.97 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.00%)
Pacer Swan SOS Flex (July) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.70%
Pacer Swan SOS Flex (July) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.60%)
Pacer Swan SOS Flex (July) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%